Property and Equipment (Details) - Schedule of property and equipment - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cost
Cost Balance at Beginning	$ 1,094,795	$ 1,025,287
Cost Balance at Ending	1,158,622	1,094,795
Additions	63,827	108,974
Foreign currency adjustment		(39,466)
Accumulated amortization
Accumulated amortization, Balance at Beginning	767,850	531,477
Accumulated amortization, Balance at Ending	932,409	767,850
Amortization for the period	164,559	236,373
Carrying amounts
At December 31, 2021	326,945
At June 30, 2022	226,213	326,945
Computers [Member]
Cost
Cost Balance at Beginning	181,390	88,329
Cost Balance at Ending	245,217	181,390
Additions	63,827	108,974
Foreign currency adjustment		(15,913)
Accumulated amortization
Accumulated amortization, Balance at Beginning	113,079	82,286
Accumulated amortization, Balance at Ending	143,871	113,079
Amortization for the period	30,792	30,793
Carrying amounts
At December 31, 2021	68,311
At June 30, 2022	101,346	68,311
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	913,405	936,958
Cost Balance at Ending	913,405	913,405
Additions
Foreign currency adjustment		(23,553)
Accumulated amortization
Accumulated amortization, Balance at Beginning	654,771	449,191
Accumulated amortization, Balance at Ending	788,538	654,771
Amortization for the period	133,767	205,580
Carrying amounts
At December 31, 2021	258,634
At June 30, 2022	$ 124,867	$ 258,634